LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of lease liabilities
2025	$ 777
2026	767
2027	731
2028	731
2029	731
Thereafter	670
Operating lease, payments due	4,405
Less: Imputed interest	(585)
Operating lease liabilities	$ 3,820	$ 4,381